Environmental (Schedule of Environmental Expenditures) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Environmental Remediation Obligations [Abstract]
Capital expenditures	$ 40		$ 30		$ 19
Other expenditures	45	[1]	41	[1]	47	[1]
Expenditures for Superfund	$ 2		$ 2		$ 2

[1]	Includes expenditures for US Superfund sites of $2 million, $2 million and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively.